                          CARTER LEDYARD & MILBURN LLP
                                  2 Wall Street
                            New York, New York 10005
                                 (212) 732-3200



                                                                January 28, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


Re: Equity Opportunity Trust, Dividend Income Value Strategy Series 2004A
    File #333-111111
    Rule 497(j) Filing
    ------------------

Dear Sir/Madam:

         On behalf of the Registrant, the undersigned certifies that the form of Prospectus that would have been filed under Section 497(b) would not have differed from that contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on January 27, 2004.


                                      Very truly yours,

                                /s/ Kathleen H. Moriarty, Esq.
                                ------------------------------
                                  Kathleen H. Moriarty, Esq.


cc:  Keith O'Connell